SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Weighted-average remaining lease term	4 years	3 years
Weighted-average discount rate	4.04%	4.09%
Right-of-use assets obtained under operating leases	$ 517,794	$ 171,264	$ 146,560